Infinity Q Diversified Alpha Fund
Infinity Q Diversified Alpha Fund
INFINITY Q DIVERSIFIED ALPHA FUND

(the “Fund”)

Class A	IQDAX
Class I	IQDNX

A series of Trust for Advised Portfolios (the “Trust”)

Supplement dated April 2, 2015 to the

Prospectus dated September 26, 2014, as previously supplemented, the

Summary Prospectus dated September 26, 2014 and the

Statement of Additional Information (“SAI”) dated September 26, 2014

The Trust’s Board of Trustees has approved a new Operating Expenses Limitation Agreement with expense caps of 2.75% and 2.50% for the Class A and Class I shares, respectively.  The new Agreement takes effect April 6, 2015.  In connection with these changes, the Fund will waive the redemption fee on shares of the Fund purchased on or before April 6, 2015.

The following revisions are made to the Fund’s Summary Prospectus, Prospectus and SAI.

The Fees and Expenses of the Fund table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Infinity Q Diversified Alpha Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)	1.00%	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Infinity Q Diversified Alpha Fund		Class A	Class I
Management Fees		1.70%	1.70%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses	[1]	0.75%	0.75%
Other Expenses of the Fund		0.70%	0.70%
Other Expenses of the Subsidiary	[2]	0.05%	0.05%
Total Annual Fund Operating Expenses		2.70%	2.45%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary (defined below). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Board.

The Fund’s Example on page 2 of the Summary Prospectus and pages 1 and 2 of the Prospectus is deleted and replaced with the following:
Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Infinity Q Diversified Alpha Fund (USD $)	1 Year	3 Years
Class A	759	1,296
Class I	248	764

Please retain this Supplement with the Prospectus, Summary Prospectus and SAI.